Summary of significant accounting policies - Summary of principal foreign currency exchange rates (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) MXN ($) INR (₨) SGD ($) CHF (SFr) CNY (¥) JPY (¥) USD ($) HKD ($) SEK (kr)	Dec. 31, 2024 HKD ($) INR (₨) SEK (kr) SGD ($) GBP (£) MXN ($) CHF (SFr) JPY (¥) CNY (¥) USD ($)	Dec. 31, 2023 CHF (SFr) GBP (£) JPY (¥) MXN ($) USD ($) CNY (¥) INR (₨) SGD ($) HKD ($) SEK (kr)
CNY
Consolidation of foreign entities
Exchange rate | ¥	8.2355	7.5257	7.8592
Average | ¥	8.0866	7.7257	7.6352
CHF
Consolidation of foreign entities
Exchange rate | SFr	0.9305	0.941	0.9336
Average | SFr	0.9372	0.9524	0.9709
GBP
Consolidation of foreign entities
Exchange rate | £	0.8729	0.8291	0.8693
Average | £	0.8567	0.8466	0.8694
HKD
Consolidation of foreign entities
Exchange rate	9.1181	8.1271	8.6727
Average	8.8242	8.4686	8.4863
INR
Consolidation of foreign entities
Exchange rate | ₨	105.6375	88.1436	91.942
Average | ₨	97.9243	89.7706	88.9784
JPY
Consolidation of foreign entities
Exchange rate | ¥	183.8281	162.7882	156.5266
Average | ¥	168.6815	163.4023	151.4929
MXN
Consolidation of foreign entities
Exchange rate	21.1232	21.5161	18.7952
Average	21.6346	19.8808	19.1355
SEK
Consolidation of foreign entities
Exchange rate | kr	10.812	11.4634	11.0537
Average | kr	11.0542	11.4271	11.4722
SGD
Consolidation of foreign entities
Exchange rate	1.5087	1.4142	1.4616
Average	1.4761	1.4462	1.4524
USD
Consolidation of foreign entities
Exchange rate	1.1717	1.0469	1.1096
Average	1.1319	1.0853	1.0841